Note 8 - Deferred Share Units (Tables)	6 Months Ended
May 31, 2017
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
	Three months ended				Six months ended
	May 31, 2017		May 31, 2016		May 31, 2017		May 31, 2016
	$	shares	$	shares	$	shares	$	shares

Additional paid in capital	8,095	3,128	7,944	3,265	15,356	5,484	15,995	7,537
Accrued liability	7,222	3,723	8,200	5,121	7,222	3,723	8,200	5,121